Contract Liabilities	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Contract Liabilities
27	CONTRACT LIABILITIES
As of December 31, 2020 and December 31, 2019, contract liabilities mainly represented advances from customers related to the sales of natural gas, crude oil and refined oil, etc. The majority of related obligations were expected to be performed and the corresponding revenue will be recognized within one year. Substantially all of contract liabilities at the beginning of the year has been recognized as revenue for the year ended December 31, 2020.